RELATED-PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Schedules of Related Party Transactions
Expenses incurred by the general partner and reimbursed by us under our partnership agreement were as follows:

	Three months ended March 31,
	2015	2014
	(In thousands)
Operation and maintenance expense	$5,782	$4,376
General and administrative expense	5,778	5,872